Schedule of Investments (unaudited) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Asset-Backed Securities
AIMCO CLO Ltd., Series 2019-10A, Class SUB, 0.00%, 07/22/32(a)(b)	USD	1,844	$1,610,902
Ajax Mortgage Loan Trust(b)
Series 2018-A, Class B, 0.00%, 04/25/58		19	16,937
Series 2018-B, Class B, 1.00%, 02/26/57		77	34,732
Anchorage Capital CLO Ltd.(a)(b)
Series 2013-1A, Class DR, (3 mo. LIBOR US + 6.80%), 6.92%, 10/13/30		3,050	3,037,054
Series 2014-5RA, Class E, (3 mo. LIBOR US + 5.40%), 5.52%, 01/15/30		1,000	984,333
Apidos CLO XV, Series 2013-15A, Class ERR, (3 mo. LIBOR US + 5.70%), 5.83%, 04/20/31(a)(b)		1,000	960,033
Apidos CLO XXIX, Series 2018-29A, Class D, (3 mo. LIBOR US + 5.25%), 5.38%, 07/25/30(a)(b)		2,000	1,892,985
Apres Static CLO Ltd., Series 2019-1A, Class CR, (3 mo. LIBOR US + 4.25%), 4.38%, 10/15/28(a)(b)		500	500,161
ARES LI CLO Ltd., Series 2019-51A, Class ER, (3 mo. LIBOR US + 6.85%), 6.97%, 07/15/34(a)(b)		700	704,178
Ares LV CLO Ltd., Series 2020-55A, Class DR, (3 mo. LIBOR US + 3.15%), 3.27%, 07/15/34(a)(b)		1,000	1,004,403
Ares XXXVII CLO Ltd., Series 2015-4A, Class DR, (3 mo. LIBOR US + 6.15%), 6.27%, 10/15/30(a)(b)		1,450	1,443,980
Assurant CLO Ltd., Series 2019-5A, Class E, (3 mo. LIBOR US + 7.34%), 7.46%, 01/15/33(a)(b)		250	250,247
BankAmerica Manufactured Housing Contract Trust, Series 1997-2, Class B1, 7.07%, 02/10/22(a)		2,300	1,056,442
Bean Creek CLO Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.75%), 5.88%, 04/20/31(a)(b)		1,500	1,454,145
Benefit Street Partners CLO XVIII Ltd., Series 2019- 18A, Class E, (3 mo. LIBOR US + 6.90%), 7.02%, 10/15/32(a)(b)		1,000	999,457
BlueMountain CLO XXVI Ltd., Series 2019-26A, Class E, (3 mo. LIBOR US + 7.70%), 7.83%, 10/20/32(a)(b)		250	251,075
Brookside Mill CLO Ltd., Series 2013-1A, Class DR, (3 mo. LIBOR US + 2.65%), 2.77%, 01/17/28(a)(b)		250	249,875
CarVal CLO II Ltd., Series 2019-1A, Class DR, (3 mo. LIBOR US + 3.20%), 3.33%, 04/20/32(a)(b)		250	250,869
CarVal CLO III Ltd., Series 2019-2A, Class E, (3 mo. LIBOR US + 6.44%), 6.57%, 07/20/32(a)(b)		2,200	2,172,623
Cedar Funding IX CLO Ltd., Series 2018-9A, Class E, (3 mo. LIBOR US + 5.35%), 5.48%, 04/20/31(a)(b)		2,000	1,948,356
Cedar Funding XIV CLO Ltd.(a)(b)
Series 2021-14A, Class D, (3 mo. LIBOR US + 3.25%), 3.37%, 07/15/33		1,000	1,002,749
Series 2021-14A, Class E, (3 mo. LIBOR US + 6.34%), 6.46%, 07/15/33		750	749,494
Series 2021-14A, Class SUB, 0.00%, 07/15/33		1,000	794,160
Deer Creek Clo Ltd., Series 2017-1A, Class E, (3 mo. LIBOR US + 6.35%), 6.48%, 10/20/30(a)(b)		1,000	995,251
Elmwood CLO II Ltd., Series 2019-2A, Class ER, (3 mo. LIBOR US + 6.80%), 6.93%, 04/20/34(a)(b)		250	251,102
Elmwood CLO III Ltd., Series 2019-3A, Class E, (3 mo. LIBOR US + 7.00%), 7.13%, 10/15/32(a)(b)		1,425	1,425,000
Fairstone Financial Issuance Trust I, Series 2020-1A, Class D, 6.87%, 10/20/39(b)	CAD	210	177,070
Gilbert Park CLO Ltd., Series 2017-1A, Class D, (3 mo. LIBOR US + 2.95%), 3.07%, 10/15/30(a)(b)	USD	550	550,008

Security		Par (000)	Value

Asset-Backed Securities (continued)
Goldentree Loan Management US Clo 2 Ltd., Series 2017-2A, Class E, (3 mo. LIBOR US + 4.70%), 4.83%, 11/28/30(a)(b)	USD	1,500	$1,429,622
GoldenTree Loan Opportunities IX Ltd., Series 2014-9A, Class ER2, (3 mo. LIBOR US + 5.66%), 5.79%, 10/29/29(a)(b)		500	492,101
Gulf Stream Meridian 1 Ltd., Series 2020-IA, Class E, (3 mo. LIBOR US + 6.45%), 6.57%, 04/15/33(a)(b)		250	249,391
Highbridge Loan Management Ltd., Series 12A-18, Class D, (3 mo. LIBOR US + 5.15%), 5.27%, 07/18/31(a)(b)		1,120	1,086,537
JP Morgan Mortgage Acquisition Corp., Series 2006- FRE2, Class M2, (1 mo. LIBOR US + 0.54%), 0.63%, 02/25/36(a)		2,788	2,653,520
Kayne CLO 6 Ltd., Series 2019-6A, Class E, (3 mo. LIBOR US + 7.53%), 7.66%, 01/20/33(a)(b)		500	500,788
Lending Funding Trust, Series 2020-2A, Class D, 6.77%, 04/21/31(b)		315	349,863
Madison Park Funding X Ltd., Series 2012-10A, Class DR2, (3 mo. LIBOR US + 3.25%), 3.38%, 01/20/29(a)(b)		1,270	1,270,246
Madison Park Funding XXX Ltd.
Series 2018-30A, Class E, (3 mo. LIBOR US + 4.95%), 5.07%, 04/15/29(a)(b)		1,250	1,217,557
Series 2018-30X, Class E, 5.07%, 04/15/29		250	243,511
Mariner Finance Issuance Trust(b)
Series 2019-AA, Class D, 5.44%, 07/20/32		2,500	2,572,350
Series 2020-AA, Class D, 5.75%, 08/21/34		250	254,660
Mosaic Solar Loan Trust, Series 2018-2GS, Class C, 5.97%, 02/22/44(b)		303	319,962
OCP CLO Ltd.(a)(b)
Series 2013-4A, Class CRR, (3 mo. LIBOR US + 3.00%), 3.13%, 04/24/29		600	600,035
Series 2019-16A, Class ER, (3 mo. LIBOR US + 6.35%), 6.47%, 04/10/33		500	496,351
Series 2019-17A, Class ER, (3 mo. LIBOR US + 6.50%), 6.63%, 07/20/32		1,000	999,951
Palmer Square CLO Ltd.(a)(b)
Series 2015-2A, Class CR2, (3 mo. LIBOR US + 2.75%), 2.88%, 07/20/30		250	249,750
Series 2015-2A, Class DR2, (3 mo. LIBOR US + 5.75%), 5.88%, 07/20/30		250	249,587
Series 2018-2A, Class D, (3 mo. LIBOR US + 5.60%), 5.72%, 07/16/31		1,500	1,501,667
Park Avenue Institutional Advisers CLO Ltd., Series 2016-1A, Class DR, (3 mo. LIBOR US + 5.85%), 5.98%, 08/23/31(a)(b)		2,000	1,943,243
Republic Finance Issuance Trust, Series 2020-A, Class D, 7.00%, 11/20/30(b)		700	725,118
Rockford Tower CLO Ltd.(a)(b)
Series 2017-2A, Class ER, (3 mo. LIBOR US + 6.25%), 6.37%, 10/15/29		1,150	1,142,737
Series 2017-3A, Class D, (3 mo. LIBOR US + 2.65%), 2.78%, 10/20/30		970	958,513
Series 2017-3A, Class E, (3 mo. LIBOR US + 5.75%), 5.88%, 10/20/30		1,000	971,100
Signal Peak CLO 7 Ltd., Series 2019-1A, Class E, (3 mo. LIBOR US + 6.89%), 7.02%, 04/30/32(a)(b)		250	250,819

1

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)		Value

Asset-Backed Securities (continued)
Sofi Professional Loan Program LLC, Series 2016-B, Class RC, 0.00%, 04/25/37(b)(c)	USD	—	(d) $	295,062
Sound Point CLO XXIV, Series 2019-3A, Class D, (3 mo. LIBOR US + 4.11%), 4.24%, 10/25/32(a)(b)		2,250		2,251,089
Strata CLO I Ltd.(a)(b)
Series 2018-1A, Class E, (3 mo. LIBOR US + 7.08%), 7.20%, 01/15/31		500		479,565
Series 2018-1A, Class USUB, 0.00%, 01/15/2118		1,750		1,207,539
TICP CLO V Ltd., Series 2016-5A, Class ER, (3 mo. LIBOR US + 5.75%), 5.87%, 07/17/31(a)(b)		250		242,884
TICP CLO VII Ltd., Series 2017-7A, Class ER, (3 mo. LIBOR US + 7.05%), 7.17%, 04/15/33(a)(b)		500		501,456
TICP CLO XII Ltd., Series 2018-12A, Class ER, (3 mo. LIBOR US + 6.25%), 6.36%, 07/15/34(a)(b)		725		725,001
TRESTLES CLO II Ltd., Series 2018-2A, Class D, (3 mo. LIBOR US + 5.75%), 5.88%, 07/25/31(a)(b)		1,900		1,866,418
TRESTLES CLO III Ltd., Series 2020-3A, Class SUB, 0.13%, 01/20/33(a)(b)		500		406,245
Voya CLO Ltd., Series 2014-3A, Class CR, (3 mo. LIBOR US + 2.65%), 2.78%, 07/25/26(a)(b)		350		349,978
York CLO Ltd., Series 2014-1A, Class DRR, (3 mo. LIBOR US + 3.01%), 3.15%, 10/22/29(a)(b)		250		250,015
York CLO-2 Ltd., Series 2015-1A, Class ER, (3 mo. LIBOR US + 5.65%), 5.79%, 01/22/31(a)(b)		500		488,176

Total Asset-Backed Securities — 17.4% (Cost: $60,727,828)				58,560,028

		Shares

Common Stocks

Diversified Financial Services — 0.0%
Bruin Purchaser LLC(c)		4,804		—

Energy Equipment & Services — 0.0%
Pioneer Energy Services Corp.		400		6,224

Equity Real Estate Investment Trusts (REITs) — 0.0%
Service Properties Trust		4,000		44,840

Hotels, Restaurants & Leisure — 0.1%
Caesars Entertainment, Inc.(e)		3,435		385,682

Oil & Gas Exploration & Production — 0.2%
CA Resources Corp.		19,277		790,357

Oil, Gas & Consumable Fuels — 0.3%
California Resources Corp.(e)		23,854		978,014

Total Common Stocks — 0.6% (Cost: $1,025,060)				2,205,117

		Par (000)

Corporate Bonds

Advertising Agencies — 0.1%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	USD	178		186,782

Aerospace & Defense — 1.1%
Embraer Netherlands Finance BV, 6.95%, 01/17/28(b)(f)		491		555,837
General Electric Co., 4.35%, 05/01/50		300		362,234

Security		Par (000)	Value

Aerospace & Defense (continued)
Howmet Aerospace, Inc., 6.75%, 01/15/28(f)	USD	1,209	$1,471,957
Rolls-Royce PLC, 1.63%, 05/09/28(g)	EUR	100	111,491
TransDigm, Inc., 6.25%, 03/15/26(b)(f)	USD	1,163	1,212,428

			3,713,947

Airlines — 2.9%
Air France-KLM, 3.88%, 07/01/26(g)	EUR	100	114,985
American Airlines Group, Inc.(c)
4.00%, 12/15/24(a)	USD	220	219,684
4.87%, 04/22/25		262	262,013
Avianca Holdings SA, Series IAI, (9.00% PIK), 9.00%, 03/31/22(h)		7,562	7,531,443
Azul Investments LLP
5.88%, 10/26/24(g)		200	188,538
7.25%, 06/15/26(b)		220	210,100
Gol Finance SA(b)
7.00%, 01/31/25(f)		500	473,687
8.00%, 06/30/26		200	201,000
United Airlines Pass-Through Trust, Series 2020-1, Class A, 5.88%, 10/15/27(f)		497	556,306

			9,757,756

Auto Components — 0.3%
Clarios Global LP/Clarios US Finance Co., 6.25%, 05/15/26(b)(f)		71	74,596
IHO Verwaltungs GmbH, (3.63% Cash or 4.38% PIK), 3.63%, 05/15/25(g)(h)	EUR	113	133,009
ZF Finance GmbH(g)
3.00%, 09/21/25		100	121,916
2.00%, 05/06/27		300	349,243
3.75%, 09/21/28		200	252,520

			931,284

Automobiles — 0.4%
China Grand Automotive Services Ltd., 8.63%, 04/08/22(g)	USD	200	187,162
Constellation Automotive Financing PLC, 4.88%, 07/15/27(g)	GBP	100	133,676
Ford Motor Credit Co. LLC, 5.58%, 03/18/24(f)	USD	612	657,802
General Motors Co., 5.95%, 04/01/49(f)		195	256,994
TML Holdings Pte Ltd., 4.35%, 06/09/26(g)		200	201,250

			1,436,884

Banks — 1.1%
Banco GNB Sudameris SA, (5 year CMT + 6.66%), 7.50%, 04/16/31(a)(b)		155	158,178
Banco Industrial SA, (5 year CMT + 4.44%), 4.88%, 01/29/31(a)(b)		200	202,563
Bangkok Bank PCL, (5 year CMT + 4.73%), 5.00%		400	415,950
Bank of East Asia Ltd., (5 year CMT + 5.53%), 5.83%(a)(g)(i)		250	261,250
Bank Tabungan Negara Persero Tbk PT, 4.20%, 01/23/25(g)		200	203,772
BBK BSC, 5.50%, 07/09/24(g)		279	288,817
Commerzbank AG, (5 year EUR Swap + 6.36%), 6.13%(a)(g)(i)	EUR	200	253,968
Grupo Aval Ltd., 4.38%, 02/04/30(b)	USD	580	570,503
Intesa Sanpaolo SpA, (5 year EUR Swap + 6.09%), 5.88%(a)(g)(i)	EUR	250	338,455

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Banks (continued)
Itau Unibanco Holding SA/Cayman Island, 5.13%, 05/13/23(b)(f)	USD	432	$452,142
NBK Tier 1 Financing Ltd., (6 year USD Swap + 2.88%), 3.63%(a)(b)(i)		541	541,338

			3,686,936

Beverages — 0.9%
Anadolu Efes Biracilik Ve Malt Sanayii AS, 3.38%, 06/29/28(b)		200	203,250
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., 4.70%, 02/01/36		145	175,224
Anheuser-Busch InBev Worldwide, Inc., 4.50%, 06/01/50(f)		245	292,462
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 4.75%, 07/15/27(g)	GBP	250	344,429
Central American Bottling Corp.
5.75%, 01/31/27(f)(g)	USD	425	436,103
5.75%, 01/31/27(b)		100	102,612
Keurig Dr. Pepper, Inc., 3.80%, 05/01/50		195	218,498
Mauser Packaging Solutions Holding Co., 5.50%, 04/15/24(b)(f)		1,092	1,101,555
OI European Group BV, 2.88%, 02/15/25(g)	EUR	100	117,375

			2,991,508

Biotechnology — 0.2%
Amgen, Inc., 3.00%, 01/15/52	USD	195	187,067
Gilead Sciences, Inc., 2.80%, 10/01/50(f)		195	183,826
Royalty Pharma PLC, 3.55%, 09/02/50		195	191,554

			562,447

Building Materials — 0.2%
Carrier Global Corp., 3.58%, 04/05/50(f)		195	207,177
Cemex SAB de CV
3.13%, 03/19/26(g)	EUR	300	355,063
3.88%, 07/11/31(b)	USD	230	229,563
Standard Industries, Inc., 4.75%, 01/15/28(b)(f)		46	47,725

			839,528

Building Products — 0.1%
Lowe’s Cos., Inc., 3.00%, 10/15/50(f)		195	190,150
SRS Distribution, Inc., 4.63%, 07/01/28(b)		29	29,586

			219,736

Capital Markets — 0.1%
XP, Inc., 3.25%, 07/01/26(b)		323	314,117

Chemicals — 1.7%
Axalta Coating Systems Dutch Holding B BV, 3.75%, 01/15/25(g)	EUR	100	117,629
Braskem Netherlands Finance BV, (5 year CMT + 8.22%), 8.50%, 01/23/81(a)(b)(f)	USD	497	569,158
Equate Petrochemical BV, 2.63%, 04/28/28(b)		200	200,750
INEOS Finance PLC, 3.38%, 03/31/26(g)	EUR	100	118,325
International Flavors & Fragrances, Inc., 3.47%, 12/01/50(b)	USD	165	173,164
LYB International Finance III LLC, 4.20%, 05/01/50		195	222,097
NOVA Chemicals Corp., 4.88%, 06/01/24(b)(f)		1,407	1,470,315
OCI NV, 3.63%, 10/15/25(g)	EUR	100	120,132
OCP SA, 3.75%, 06/23/31(b)	USD	265	264,337
Orbia Advance Corp. SAB de CV, 5.88%, 09/17/44(b)(f)		1,000	1,226,775
Sasol Financing USA LLC(f) 4.38%, 09/18/26		200	202,410

Security		Par (000)	Value

Chemicals (continued)
Sasol Financing USA LLC(f) (continued)
6.50%, 09/27/28	USD	576	$635,040
5.50%, 03/18/31		315	321,379
UPL Corp. Ltd., (5 year CMT + 3.87%), 5.25%(a)(g)(i)		200	203,940

			5,845,451

Commercial Services & Supplies — 0.8%
AMN Healthcare, Inc., 4.63%, 10/01/27(b)(f)		210	217,875
DAE Funding LLC, 3.38%, 03/20/28(b)(f)		465	477,206
Loxam SAS, 3.75%, 07/15/26(g)	EUR	200	236,651
United Rentals North America, Inc., 4.88%, 01/15/28(f)	USD	1,396	1,475,907
Verisure Holding AB(g)
3.50%, 05/15/23	EUR	271	316,430
3.88%, 07/15/26		100	118,731

			2,842,800

Construction & Engineering — 0.0%
Ferrovial Netherlands BV, (5 year EUR Swap + 2.13%), 2.12%(a)(g)(i)		100	115,973

Construction Materials — 0.2%
KAR Auction Services, Inc., 5.13%, 06/01/25(b)(f)	USD	816	825,180

Consumer Discretionary(g) — 0.1%
Q-Park Holding I BV
1.50%, 03/01/25	EUR	100	111,202
(3 mo. EURIBOR + 2.00%), 2.00%, 03/01/26(a)		100	111,468
Techem Verwaltungsgesellschaft 674 mbH, 6.00%, 07/30/26		88	104,843

			327,513

Consumer Finance — 0.3%
Encore Capital Group, Inc., 4.88%, 10/15/25(g)		100	121,363
Global Payments, Inc., 4.15%, 08/15/49	USD	195	218,914
Muthoot Finance Ltd.
6.13%, 10/31/22(b)		453	466,675
4.40%, 09/02/23(g)		200	203,100

			1,010,052

Containers & Packaging — 0.6%
Klabin Austria GmbH, 3.20%, 01/12/31(b)(f)		305	291,275
Suzano Austria GmbH
3.13%, 01/15/32		290	279,524
7.00%, 03/16/47(b)(f)		1,000	1,308,800

			1,879,599

Diversified Financial Services — 2.1%
Alfa SAB de CV
6.88%, 03/25/44(b)(f)		400	532,000
6.88%, 03/25/44(g)		200	266,000
Arrow Global Finance PLC, 5.13%, 09/15/24(g)	GBP	310	417,694
ASG Finance Designated Activity Co., 7.88%, 12/03/24(b)	USD	944	929,545
Bank of America Corp., (3 mo. LIBOR US + 3.15%), 4.08%, 03/20/51(a)(f)		325	384,581
Garfunkelux Holdco 3 SA, 7.75%, 11/01/25(g)	GBP	100	140,747
Goldman Sachs Group, Inc., 4.80%, 07/08/44	USD	195	249,418
Intrum AB, 4.88%, 08/15/25(g)	EUR	100	121,275
Manappuram Finance Ltd., 5.90%, 01/13/23(g)	USD	200	205,288
Morgan Stanley, (SOFR + 1.36%), 2.48%, 09/16/36(a)		165	161,490
Oceana Australian Trust Pvt. Ltd., 10.00%, 08/31/23(c)	AUD	2,424	1,752,430

3

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Diversified Financial Services (continued)
Operadora de Servicios Mega SA de CV Sofom ER, 8.25%, 02/11/25(b)(f)	USD	661	$664,635
Shriram Transport Finance Co. Ltd.(g)
5.95%, 10/24/22		200	203,225
5.10%, 07/16/23		400	406,575
Sun Country, 7.00%, 12/15/23(c)		573	560,985

			6,995,888

Diversified Telecommunication Services — 1.4%
AT&T, Inc., 3.30%, 02/01/52(f)		195	188,810
Axtel SAB de CV, 6.38%, 11/14/24(b)(f)		800	824,150
Level 3 Financing, Inc.(b)(f)
4.25%, 07/01/28		575	579,445
3.63%, 01/15/29		460	445,625
Oi SA, (10.00% Cash or 8.00% Cash + 4.00% PIK), 10.00%, 07/27/25(f)(h)		375	351,094
SoftBank Group Corp.(g)
4.75%, 07/30/25	EUR	200	244,539
(5 year USD ICE Swap + 4.23%), 6.00%(a)(i)	USD	200	199,520
Telecom Italia Capital SA, 6.38%, 11/15/33(f)		1,239	1,441,824
Verizon Communications, Inc.
2.88%, 11/20/50(f)		195	181,769
3.55%, 03/22/51		198	208,810

			4,665,586

Electric Utilities(b) — 0.8%
Empresas Publicas de Medellin ESP, 4.25%, 07/18/29		505	501,907
Oryx Funding Ltd., 5.80%, 02/03/31		200	211,000
Talen Energy Supply LLC(f)
7.25%, 05/15/27		1,591	1,500,894
6.63%, 01/15/28		675	626,062

			2,839,863

Electrical Equipment — 0.0%
Pearl Holding III Ltd., 9.50%, 12/11/22(e)(g)(j)		200	74,350

Energy Equipment & Services — 0.5%
Bristow Group, Inc., 6.88%, 03/01/28(b)(f)		269	279,900
Pioneer Energy Services Corp.(b)(c)(h)
(11.00% Cash or 11.00% PIK), 11.00%, 05/15/25		157	173,876
(5.00% PIK), 5.00%, 11/15/25		117	137,118
Transocean Phoenix 2 Ltd., 7.75%, 10/15/24(b)(f)		1,011	1,031,118
Vallourec SA, 8.50%, 06/30/26(g)	EUR	42	49,799

			1,671,811

Equity Real Estate Investment Trusts (REITs) — 1.2%
American Tower Corp., 3.10%, 06/15/50(f)	USD	195	190,879
Crown Castle International Corp., 2.90%, 04/01/41		195	187,964
Equinix, Inc., 2.95%, 09/15/51		195	183,089
LMIRT Capital Pte Ltd., 7.25%, 06/19/24(g)		200	207,725
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.
5.63%, 05/01/24(f)		1,895	2,060,813
4.63%, 06/15/25(b)		123	132,533
Mid-America Apartments LP, 2.88%, 09/15/51		28	27,048
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer, 4.88%, 05/15/29(b)		87	89,543
Service Properties Trust
4.50%, 06/15/23(f)		512	522,250
7.50%, 09/15/25		58	65,119

Security		Par (000)	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Trust Fibra Uno, 5.25%, 01/30/26(b)	USD	230	$254,610
XHR LP(b)
6.38%, 08/15/25(f)		148	157,010
4.88%, 06/01/29		27	27,731

			4,106,314

Food & Staples Retailing — 0.9%
Bellis Acquisition Co. PLC, 3.25%, 02/16/26(g)	GBP	320	423,498
BRF GmbH, 4.35%, 09/29/26(g)	USD	200	205,912
Cydsa SAB de CV, 6.25%, 10/04/27(b)		1,000	1,038,000
Grupo KUO SAB de CV, 5.75%, 07/07/27(b)		800	822,650
Health & Happiness H&H International Holdings Ltd., 5.63%, 10/24/24(g)		200	204,850
Kroger Co., 3.95%, 01/15/50(f)		195	221,302

			2,916,212

Food Products — 0.4%
Frigorifico Concepcion SA, 7.70%, 07/21/28(b)		200	206,750
JBS USA LUX SA/JBS USA Finance, Inc., 6.75%, 02/15/28(b)(f)		43	46,515
MHP Lux SA, 6.25%, 09/19/29(b)(f)		1,000	1,012,950
Tereos Finance Groupe I SA, 7.50%, 10/30/25(g)	EUR	100	124,339

			1,390,554

Health Care Equipment & Supplies — 0.1%
Becton Dickinson and Co., 3.79%, 05/20/50	USD	195	217,871

Health Care Providers & Services — 2.2%
Acadia Healthcare Co., Inc., 5.50%, 07/01/28(b)		55	57,816
Anthem, Inc., 3.13%, 05/15/50		195	197,225
DaVita, Inc., 4.63%, 06/01/30(b)(f)		890	915,464
HCA, Inc.
3.50%, 09/01/30(f)		1,210	1,281,862
5.25%, 06/15/49		195	248,888
Select Medical Corp., 6.25%, 08/15/26(b)(f)		780	820,248
Tenet Healthcare Corp.(b)
4.63%, 09/01/24(f)		901	921,272
4.88%, 01/01/26(f)		1,488	1,539,961
4.63%, 06/15/28		49	50,772
4.25%, 06/01/29(f)		1,124	1,140,860
Universal Health Services, Inc., 2.65%, 10/15/30(b)(f)		137	137,622

			7,311,990

Health Care Technology(g) — 0.1%
CAB SELAS, 3.38%, 02/01/28	EUR	300	350,522
Chrome Bidco SASU, 3.50%, 05/31/28		100	118,296

			468,818

Hotels, Restaurants & Leisure — 3.9%
Boyd Gaming Corp.
8.63%, 06/01/25(b)	USD	82	88,868
4.75%, 12/01/27(f)		443	456,596
Caesars Entertainment, Inc.(b)
6.25%, 07/01/25(f)		486	511,640
8.13%, 07/01/27		314	353,007
Caesars Resort Collection LLC/CRC Finco, Inc., 5.75%, 07/01/25(b)(f)		144	151,808
Carlson Travel, Inc., 6.75%, 12/15/25(b)		2,704	2,406,560

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Hotels, Restaurants & Leisure (continued)
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op, 5.50%, 05/01/25(b)(f)	USD	220	$228,525
Champion Path Holdings Ltd.(g)
4.50%, 01/27/26		200	204,000
4.85%, 01/27/28		200	202,413
Dave & Buster’s, Inc., 7.63%, 11/01/25(b)		39	41,728
Fortune Star BVI Ltd.(g)
5.95%, 01/29/23		200	202,975
6.75%, 07/02/23		200	206,787
6.85%, 07/02/24		600	622,500
Full House Resorts, Inc., 8.25%, 02/15/28(b)		29	31,175
Golden Entertainment, Inc., 7.63%, 04/15/26(b)(f)		274	289,070
International Game Technology PLC, 6.50%, 02/15/25(b)(f)		1,150	1,283,342
IRB Holding Corp., 7.00%, 06/15/25(b)(f)		151	160,320
Ladbrokes Group Finance PLC, 5.13%, 09/16/22(g)	GBP	26	36,994
Marriott International, Inc.(f)
Series FF, 4.63%, 06/15/30	USD	106	121,101
Series GG, 3.50%, 10/15/32		508	539,722
Marriott Ownership Resorts, Inc., 6.13%, 09/15/25(b)(f)		555	586,219
Melco Resorts Finance Ltd.(g)
5.25%, 04/26/26		300	301,650
5.38%, 12/04/29		200	203,300
MGM China Holdings Ltd., 5.88%, 05/15/26(f)(g)		300	306,431
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp., 4.88%, 05/01/29(b)		218	222,087
Peninsula Pacific Entertainment LLC/Peninsula Pacific Entertainment Finance, Inc., 8.50%, 11/15/27(b)		746	801,017
Scientific Games International, Inc., 7.00%, 05/15/28(b)(f)		464	500,540
SeaWorld Parks & Entertainment, Inc., 8.75%, 05/01/25(b)(f)		669	718,436
Sisal Group SpA, 7.00%, 07/31/23(g)	EUR	69	79,637
Stonegate Pub Co. Financing PLC, 8.25%, 07/31/25(g)	GBP	100	141,612
Studio City Finance Ltd., 5.00%, 01/15/29(b)	USD	200	184,375
Travel + Leisure Co., 6.63%, 07/31/26(b)(f)		189	215,228
Wynn Macau Ltd., 5.50%, 01/15/26(f)(g)		400	386,500
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.13%, 10/01/29(b)(f)		482	485,615

			13,271,778

Household Durables — 3.5%
Ashton Woods USA LLC/Ashton Woods Finance Co.(b)
9.88%, 04/01/27(f)		602	674,240
6.63%, 01/15/28(f)		495	525,938
4.63%, 08/01/29		66	66,642
Brookfield Residential Properties, Inc./Brookfield Residential US LLC(b)
6.25%, 09/15/27(f)		541	568,737
5.00%, 06/15/29		27	27,609
Century Communities, Inc., 6.75%, 06/01/27		110	117,424
Controladora Mabe SA de CV, 5.60%, 10/23/28(b)(f)		1,000	1,159,875
Forestar Group, Inc.(b)
3.85%, 05/15/26		187	186,766
5.00%, 03/01/28(f)		669	690,742
M/I Homes, Inc., 4.95%, 02/01/28(f)		510	533,588
PulteGroup, Inc.
5.50%, 03/01/26		231	267,743
7.88%, 06/15/32(f)		1,138	1,637,297

Security		Par (000)	Value

Household Durables (continued)
Taylor Morrison Communities, Inc.(b)(f)
5.88%, 06/15/27	USD	647	$737,580
5.75%, 01/15/28		2,269	2,527,666
Tri Pointe Homes, Inc.
5.25%, 06/01/27(f)		505	545,400
5.70%, 06/15/28		38	41,325
William Lyon Homes, Inc., 6.63%, 07/15/27(b)(f)		1,298	1,369,390

			11,677,962

Independent Power and Renewable Electricity Producers — 1.3%
Azure Power Energy Ltd., 3.58%, 08/19/26(b)		200	202,000
Calpine Corp.(b)(f)
4.50%, 02/15/28		1,365	1,392,300
5.13%, 03/15/28		722	731,194
Continuum Energy Levanter Pte Ltd., 4.50%, 02/09/27(b)(f)		223	229,454
Greenko Dutch BV, 3.85%, 03/29/26(g)		197	200,177
Greenko Solar Mauritius Ltd., 5.95%, 07/29/26(g)		300	316,837
India Green Energy Holdings
5.38%, 04/29/24(b)		300	311,250
5.38%, 04/29/24(g)		250	259,375
Investment Energy Resources Ltd., 6.25%, 04/26/29(b)		220	238,425
ReNew Power Synthetic, 6.67%, 03/12/24(f)(g)		500	520,719
Renewable Energy Group, Inc., 5.88%, 06/01/28(b)		14	14,472

			4,416,203

Interactive Media & Services(g) — 0.3%
21Vianet Group, Inc., 7.88%, 10/15/21		200	199,680
Adevinta ASA, 3.00%, 11/15/27	EUR	200	238,161
United Group BV, 4.88%, 07/01/24		430	503,789

			941,630

IT Services — 0.2%
Centurion Bidco SpA, 5.88%, 09/30/26(g)		100	121,260
Fidelity National Information Services, Inc., 4.50%, 08/15/46	USD	165	200,217
Fiserv, Inc., 4.40%, 07/01/49.		195	233,482
International Business Machines Corp., 2.95%, 05/15/50(f)		195	192,106

			747,065

Machinery — 0.2%
TK Elevator Midco GmbH(g)
4.38%, 07/15/27	EUR	115	139,040
(3 mo. EURIBOR + 4.75%), 4.75%, 07/15/27(a)		173	202,186
TK Elevator US Newco Inc., 5.25%, 07/15/27(b)(f)	USD	274	287,145

			628,371

Media — 2.4%
Altice Financing SA, 2.25%, 01/15/25(g)	EUR	180	200,767
Arqiva Broadcast Finance PLC, 6.75%, 09/30/23(g)	GBP	133	182,812
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.70%, 04/01/51	USD	195	189,857
Clear Channel Worldwide Holdings, Inc., 5.13%, 08/15/27(b)(f)		738	763,690
Comcast Corp., 2.89%, 11/01/51(b)		195	187,040
Diamond Sports Group LLC/Diamond Sports Finance Co., 5.38%, 08/15/26(b)(f)		1,831	1,208,460
Liquid Telecommunications Financing PLC, 5.50%, 09/04/26(b)(f)		400	412,000
Lorca Telecom Bondco SA, 4.00%, 09/18/27(g)	EUR	200	232,854
Network i2i Ltd., (5 year CMT + 4.27%), 5.65%(a)(g)(i)	USD	434	461,749
Nexstar Media, Inc., 5.63%, 07/15/27(b)(f)		733	775,496

5

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Sable International Finance Ltd., 5.75%, 09/07/27(f)(g)	USD	460	$483,000
SES SA, (5 year EUR Swap + 5.40%), 5.63%(a)(g)(i)	EUR	100	125,970
Sirius XM Radio, Inc.(b)(f)
5.00%, 08/01/27	USD	70	73,150
5.50%, 07/01/29		66	71,362
Summer BC Holdco B Sarl, 5.75%, 10/31/26(g)	EUR	200	242,674
TEGNA, Inc., 4.63%, 03/15/28(f)	USD	301	307,727
UPCB Finance VII Ltd., 3.63%, 06/15/29(g)	EUR	100	118,876
ViacomCBS, Inc., 4.95%, 05/19/50	USD	195	244,134
VTR Comunicaciones SpA, 4.38%, 04/15/29(b)		290	297,250
Ziggo BV, 5.50%, 01/15/27(b)(f)		1,300	1,343,875

			7,922,743

Metals & Mining — 1.8%
ABJA Investment Co. Pte Ltd., 5.95%, 07/31/24(g)		300	324,056
AngloGold Ashanti Holdings PLC, 3.75%, 10/01/30		200	204,500
Commercial Metals Co., 5.38%, 07/15/27(f)		1,374	1,441,882
HTA Group Ltd., 7.00%, 12/18/25(b)(f)		415	435,179
JSW Steel Ltd., 5.38%, 04/04/25(g)		200	210,288
Mongolian Mining Corp/Energy Resources LLC, 9.25%, 04/15/24(g)		200	179,500
Nexa Resources SA, 5.38%, 05/04/27(b)(f)		1,198	1,252,883
Periama Holdings LLC, 5.95%, 04/19/26(g)		200	214,100
Steel Dynamics, Inc., 3.25%, 10/15/50		195	192,628
thyssenkrupp AG, 1.88%, 03/06/23(g)	EUR	127	147,992
Usiminas International Sarl, 5.88%, 07/18/26(b)(f)	USD	200	210,200
Vale Overseas Ltd., 3.75%, 07/08/30		275	283,855
Vedanta Resources Finance II PLC
13.88%, 01/21/24(g)		200	214,750
8.95%, 03/11/25(b)(f)		320	319,200
8.95%, 03/11/25(g)		200	199,500
Vedanta Resources Ltd., 7.13%, 05/31/23(g)		270	258,323

			6,088,836

Multi-line Retail — 0.2%
Dufry One BV, 2.00%, 02/15/27(g)	EUR	100	110,356
Grupo Axo SAPI de CV, 5.75%, 06/08/26(b)	USD	316	323,762
InRetail Consumer, 3.25%, 03/22/28(b)		200	199,037

			633,155

Oil, Gas & Consumable Fuels — 4.9%
Bioceanico Sovereign Certificate Ltd., 0.00%, 06/05/34(f)(g)(k)		698	530,659
BP Capital Markets PLC, (5 year EUR Swap + 4.12%), 3.63%(a)(g)(i)	EUR	300	376,174
Buckeye Partners LP, 4.13%, 03/01/25(b)(f)	USD	195	202,071
Centennial Resource Production LLC(b)(f)
5.38%, 01/15/26		1,841	1,806,573
6.88%, 04/01/27		127	129,379
Cheniere Energy Partners LP
4.50%, 10/01/29(f)		335	356,149
3.25%, 01/31/32(b)		38	38,125
Chesapeake Energy Corp.(b)
5.50%, 02/01/26		110	114,950
5.88%, 02/01/29		40	42,738
Citgo Holding, Inc., 9.25%, 08/01/24(b)		306	308,295
CrownRock LP/CrownRock Finance, Inc., 5.63%, 10/15/25(b)		54	55,266
eG Global Finance PLC(g)
4.38%, 02/07/25	EUR	211	242,845

Security	Par (000)		Value

Oil, Gas & Consumable Fuels (continued)
eG Global Finance PLC(g) (continued)
6.25%, 10/30/25	EUR	100	$118,325
Energean Israel Finance Ltd., 4.88%, 03/30/26(b)(g)	USD	255	260,738
Energy Transfer LP, 5.00%, 05/15/50(f)		195	224,976
Geopark Ltd., 5.50%, 01/17/27(b)		205	202,604
GMR Hyderabad International Airport Ltd., 5.38%, 04/10/24(g)		200	204,475
Hammerhead Resources, Inc., Series AI, (12.00% PIK), 9.00%, 07/10/22(c)(h)		805	805,059
Hilong Holding Ltd., 9.75%, 11/18/24(g)		407	358,160
HPCL-Mittal Energy Ltd., 5.45%, 10/22/26(g)		200	207,600
Leviathan Bond Ltd., 5.75%, 06/30/23(b)(f)(g)		292	303,634
MC Brazil Downstream Trading Sarl, 7.25%, 06/30/31(b)		315	316,733
Medco Oak Tree Pte Ltd., 7.38%, 05/14/26(g)		200	212,725
Medco Platinum Road Pte Ltd., 6.75%, 01/30/25(g)		200	207,163
Neptune Energy Bondco PLC, 6.63%, 05/15/25(b)(f)		200	205,750
NGPL PipeCo LLC, 7.77%, 12/15/37(b)(f)		1,032	1,478,978
Oil and Gas Holding Co., 7.63%, 11/07/24(g)		263	287,577
OQ SAOC, 5.13%, 05/06/28(b)		286	288,503
Petrobras Global Finance BV, 6.00%, 01/27/28(f)		699	785,414
Petroleos Mexicanos(f)
6.50%, 03/13/27		952	999,600
6.35%, 02/12/48		402	343,308
Puma International Financing SA, 5.13%, 10/06/24(b)		1,000	1,003,750
Rockies Express Pipeline LLC, 6.88%, 04/15/40(b)(f)		1,000	1,110,000
Rubis Terminal Infra SAS, 5.63%, 05/15/25(g)	EUR	150	182,440
SM Energy Co., 10.00%, 01/15/25(b)(f)	USD	320	356,922
Stoneway Capital Corp.(e)(j)
10.00%, 03/01/27(b)		1,948	496,812
10.00%, 03/01/27(g)		691	176,142
Sunoco LP/Sunoco Finance Corp.
6.00%, 04/15/27(f)		27	28,114
4.50%, 05/15/29		67	67,956
TotalEnergies SE, Series NC7, (5 year EUR Swap + 1.99%), 1.63%(a)(g)(i)	EUR	500	579,893
Transocean Guardian Ltd., 5.88%, 01/15/24(b)(f)	USD	162	161,329
Vivo Energy Investments BV, 5.13%, 09/24/27(b)(f)		200	211,163

			16,389,067

Personal Products — 0.0%
Coty, Inc., 6.50%, 04/15/26(b)		98	100,416

Pharmaceuticals — 0.9%
AbbVie, Inc., 4.88%, 11/14/48		300	384,841
Bausch Health Cos., Inc., 4.88%, 06/01/28(b)		46	47,667
Bayer AG, (5 year EUR Swap + 2.55%), 3.75%, 07/01/74(a)(g)	EUR	350	425,694
Cheplapharm Arzneimittel GmbH(g)
3.50%, 02/11/27		100	117,138
4.38%, 01/15/28		200	240,937
Cigna Corp., 3.40%, 03/15/51(f)	USD	195	200,446
CVS Health Corp., 5.05%, 03/25/48		195	251,004
Jaguar Holding Co. II/PPD Development LP, 5.00%, 06/15/28(b)		82	88,260
Nidda Healthcare Holding GmbH, 3.50%, 09/30/24(g)	EUR	321	369,227
Rossini Sarl(g)
6.75%, 10/30/25		400	480,669

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Pharmaceuticals (continued)
Rossini Sarl(g) (continued)
(3 mo. EURIBOR + 3.88%), 3.88%, 10/30/25(a)	EUR	100	$116,125
Teva Pharmaceutical Finance Netherlands II BV, 1.13%, 10/15/24(g)		200	220,999

			2,943,007

Producer Durables: Miscellaneous — 0.2%
Oracle Corp.
3.60%, 04/01/50(f)	USD	650	650,779
3.95%, 03/25/51		48	50,622

			701,401

Professional Services — 0.2%
Mozart Debt Merger Sub, Inc., 3.88%, 04/01/29(b)		663	663,000

Real Estate Management & Development — 6.5%
Adler Group SA(g)
3.25%, 08/05/25	EUR	200	203,870
2.75%, 11/13/26		100	99,039
Agile Group Holdings Ltd.(g)
5.75%, 01/02/25(f)	USD	500	468,750
(5 year CMT + 11.29%), 7.88%(a)(i)		200	181,000
Arabian Centres Sukuk II Ltd., 5.63%, 10/07/26(b)		510	531,037
Central China Real Estate Ltd.(g)
7.90%, 11/07/23		200	123,000
7.25%, 08/13/24		200	121,500
CFLD Cayman Investment Ltd., 8.60%, 04/08/24(e)(g)(j)		200	82,350
China Aoyuan Group Ltd.(g)
7.95%, 02/19/23(f)		600	540,000
6.35%, 02/08/24		200	169,600
5.98%, 08/18/25		200	154,000
6.20%, 03/24/26		206	156,560
China Evergrande Group(e)(g)(j)
8.25%, 03/23/22		200	51,750
9.50%, 04/11/22		200	49,750
11.50%, 01/22/23		200	48,000
7.50%, 06/28/23(f)		200	48,250
12.00%, 01/22/24		400	95,000
10.50%, 04/11/24		200	47,500
China SCE Group Holdings Ltd., 7.25%, 04/19/23(g)		200	194,350
China South City Holdings Ltd., 10.88%, 06/26/22(g)		200	162,000
CIFI Holdings Group Co. Ltd.(g)
6.00%, 07/16/25		200	198,500
5.95%, 10/20/25(f)		400	396,000
5.25%, 05/13/26		200	194,000
Country Garden Holdings Co. Ltd., 6.15%, 09/17/25(g)		200	209,000
DEMIRE Deutsche Mittelstand Real Estate AG, 1.88%, 10/15/24(g)	EUR	100	110,032
Dexin China Holdings Co. Ltd., 11.88%, 04/23/22(g)	USD	200	193,350
Easy Tactic Ltd.(g)
9.13%, 07/28/22(f)		200	157,400
12.38%, 11/18/22		200	156,000
5.88%, 02/13/23		200	145,000
11.75%, 08/02/23		200	145,000
8.63%, 02/27/24		300	199,500
8.63%, 03/05/24		200	133,000
Fantasia Holdings Group Co. Ltd.(g)
11.75%, 04/17/22(f)		400	156,000
9.25%, 07/28/23		200	63,500
Five Point Operating Co. LP/Five Point Capital Corp., 7.88%, 11/15/25(b)(f)		750	783,750

Security	Par (000)		Value

Real Estate Management & Development (continued)
GLP Pte Ltd., (5 year CMT + 3.74%), 4.50%(a)(g)(i)	USD	202	$198,212
Greenland Global Investment Ltd.(g)
5.60%, 11/13/22		200	138,000
6.75%, 09/26/23		200	122,000
Haimen Zhongnan Investment Development International Co. Ltd., 12.00%, 06/08/22(g)		200	179,975
Heimstaden Bostad AB, (5 year EUR Swap + 3.15%), 2.63%(a)(g)(i)	EUR	100	112,939
Hopson Development Holdings Ltd., 7.00%, 05/18/24(g)	USD	250	235,437
Howard Hughes Corp., 5.38%, 08/01/28(b)(f)		981	1,033,729
JGC Ventures Pte Ltd., 10.75%, 08/30/21(e)(g)(j)		200	105,500
Jingrui Holdings Ltd., 12.00%, 07/25/22(g)		200	179,413
Kaisa Group Holdings Ltd.(g)
11.95%, 10/22/22(f)		200	169,760
11.50%, 01/30/23		222	187,423
9.75%, 09/28/23		200	157,500
11.95%, 11/12/23		200	164,000
9.38%, 06/30/24(f)		400	308,000
11.25%, 04/16/25		200	154,500
11.70%, 11/11/25(f)		200	152,500
KWG Group Holdings Ltd.(g)
7.40%, 03/05/24		200	193,000
5.95%, 08/10/25		270	243,810
Logan Group Co. Ltd.(g)
6.50%, 07/16/23		200	199,350
5.75%, 01/14/25		200	198,500
5.25%, 10/19/25		295	285,412
MAF Sukuk Ltd., 4.64%, 05/14/29(g)		509	578,129
Modern Land China Co. Ltd.(g)
11.50%, 11/13/22		240	199,695
9.80%, 04/11/23		200	166,000
New Metro Global Ltd., 4.50%, 05/02/26(g)		430	394,525
Powerlong Real Estate Holdings Ltd.(g)
7.13%, 11/08/22		200	199,162
5.95%, 04/30/25		220	210,925
Redsun Properties Group Ltd., 10.50%, 10/03/22(g)		200	184,788
RKPF Overseas Ltd.(g)
Series 2019-A, 6.70%, 09/30/24		200	198,500
Series 2019-A, 6.00%, 09/04/25		515	496,975
Series 2020-A, 5.20%, 01/12/26		200	184,750
RongXingDa Development BVI Ltd., 8.00%, 04/24/22(g)		230	118,206
Ronshine China Holdings Ltd.(g)
5.50%, 02/01/22		200	184,288
8.75%, 10/25/22		200	156,288
8.95%, 01/22/23		400	292,000
7.35%, 12/15/23		200	149,000
7.10%, 01/25/25		200	136,000
Scenery Journey Ltd., 11.50%, 10/24/22(e)(f)(g)(j)		1,086	192,765
Seazen Group Ltd., 6.00%, 08/12/24(g)		200	193,000
Shimao Group Holdings Ltd., 3.45%, 01/11/31(f)(g)		200	178,750
Shui On Development Holding Ltd.(g)
6.15%, 08/24/24		240	238,200
5.50%, 03/03/25		200	194,500
Sinic Holdings Group Co. Ltd., 10.50%, 06/18/22(g)		200	30,000
Summit Properties Ltd., 2.00%, 01/31/25(g)	EUR	100	114,457
Sunac China Holdings Ltd.(g)
6.50%, 07/09/23	USD	200	165,000
7.50%, 02/01/24		200	162,500
6.65%, 08/03/24		300	240,000
7.00%, 07/09/25(f)		400	319,000

7

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Real Estate Management & Development (continued)
Theta Capital Pte Ltd., 8.13%, 01/22/25(g)	USD	200	$207,725
Times China Holdings Ltd.(g)
6.75%, 07/16/23		200	193,787
6.75%, 07/08/25		200	183,000
6.20%, 03/22/26		600	541,500
Wanda Group Overseas Ltd.(g)
7.50%, 07/24/22		200	188,000
8.88%, 03/21/23		200	185,500
Wanda Properties International Co. Ltd., 7.25%, 01/29/24(g)		200	193,000
Yango Justice International Ltd.(g)
10.00%, 02/12/23		250	232,500
9.25%, 04/15/23		200	160,000
7.88%, 09/04/24		200	130,000
Yanlord Land HK Co. Ltd., 6.80%, 02/27/24(g)		200	199,500
Yuzhou Group Holdings Co. Ltd.(g)
8.50%, 02/04/23		200	170,350
8.38%, 10/30/24		200	153,500
7.70%, 02/20/25(f)		400	286,000
8.30%, 05/27/25		200	146,500
7.38%, 01/13/26		400	268,000
Zhenro Properties Group Ltd.(g)
9.15%, 05/06/23		200	194,912
8.30%, 09/15/23		200	190,662
7.88%, 04/14/24		200	180,538
7.35%, 02/05/25		240	207,000
Zhongliang Holdings Group Co. Ltd., 8.50%, 05/19/22(g)		200	162,000

			21,737,675

Road & Rail — 0.1%
Autostrade per l’Italia SpA, 5.88%, 06/09/24	EUR	200	264,518
CMA CGM SA, 7.50%, 01/15/26(g)		100	128,171

			392,689

Semiconductors & Semiconductor Equipment — 0.1%
Analog Devices, Inc., 2.95%, 10/01/51(l)	USD	104	103,964
Broadcom, Inc., 3.75%, 02/15/51(b)(f)		195	194,590
Intel Corp., 3.25%, 11/15/49		195	202,112

			500,666

Software — 0.1%
Boxer Parent Co., Inc., 6.50%, 10/02/25(g)	EUR	100	121,616
Playtika Holding Corp., 4.25%, 03/15/29(b)	USD	61	61,194

			182,810

Technology Hardware, Storage & Peripherals — 0.2%
Apple, Inc., 2.65%, 02/08/51(f)		195	186,539
Dell International LLC/EMC Corp., 8.35%, 07/15/46(f)		195	316,262
HP, Inc., 6.00%, 09/15/41		195	251,753

			754,554

Textiles, Apparel & Luxury Goods — 0.0%
Prime Bloom Holdings Ltd., 6.95%, 07/05/22(g)		470	94,000

Thrifts & Mortgage Finance(b) — 0.1%
Nationstar Mortgage Holdings, Inc., 6.00%, 01/15/27		24	25,123
Quicken Loans LLC, 5.25%, 01/15/28(f)		46	49,565

Security	Par (000)		Value

Thrifts & Mortgage Finance (continued)
Quicken Loans LLC/Quicken Loans Co-Issuer, Inc., 3.63%, 03/01/29(f)	USD	152	$153,710
Rocket Mortgage LLC / Rocket Mortgage Co-Issuer, Inc., 3.88%, 03/01/31		122	123,068

			351,466

Tobacco(f) — 0.1%
Altria Group, Inc., 3.40%, 02/04/41		195	184,673
BAT Capital Corp., 3.98%, 09/25/50		195	187,578

			372,251

Transportation — 0.0%
Autostrade per l’Italia SpA, 2.00%, 12/04/28(g)	EUR	100	121,570

Transportation Infrastructure — 0.6%
Aeropuerto Internacional de Tocumen SA, 5.13%, 08/11/61(b)	USD	310	325,170
Aeropuertos Dominicanos Siglo XXI SA, 6.75%, 03/30/29(b)(f)		547	571,034
Delhi International Airport Ltd., 6.13%, 10/31/26(g)		200	201,100
FedEx Corp., 4.05%, 02/15/48		195	218,146
Mexico City Airport Trust, 5.50%, 07/31/47(g)		300	304,875
Simpar Europe SA, 5.20%, 01/26/31(b)		320	318,064

			1,938,389

Utilities — 1.7%
Centrais Eletricas Brasileiras SA(b)
3.63%, 02/04/25		248	247,504
4.63%, 02/04/30		280	278,180
Electricite de France SA, (12 year EUR Swap + 3.04%), 5.00%(a)(g)(i)	EUR	100	129,999
FEL Energy VI Sarl, 5.75%, 12/01/40	USD	299	311,309
Genneia SA, 8.75%, 09/02/27(b)		383	366,234
India Cleantech Energy, 4.70%, 08/10/26(b)		250	252,813
Inkia Energy Ltd., 5.88%, 11/09/27(b)		1,000	1,033,400
Mong Doung Finacial Holdings BV, 5.13%, 05/07/29(f)(g)		325	323,541
Orano SA, 2.75%, 03/08/28(g)	EUR	100	122,206
Star Energy Geothermal Darajat II/Star Energy
Geothermal Salak, 4.85%, 10/14/38(b)(f)	USD	480	535,890
Star Energy Geothermal Wayang Windu Ltd., 6.75%, 04/24/33(g)		177	203,088
Thames Water Kemble Finance PLC, 4.63%, 05/19/26(g)	GBP	167	234,430
Veolia Environnement SA, (5 year EUR Swap + 2.84%), 2.50%(a)(g)(i)	EUR	700	822,716
Vistra Operations Co. LLC, 5.00%, 07/31/27(b)(f)	USD	792	817,740

			5,679,050

Wireless Telecommunication Services — 1.3%
Altice France SA(g)
2.50%, 01/15/25	EUR	341	387,690
2.13%, 02/15/25		148	166,286
GLP Capital LP/GLP Financing II, Inc., 4.00%, 01/15/31(f)	USD	350	377,510
Kenbourne Invest SA(b)
6.88%, 11/26/24(f)		473	497,478
4.70%, 01/22/28		200	200,700
Millicom International Cellular SA, 4.50%, 04/27/31(b)(f)		380	399,000
T-Mobile USA, Inc., 3.30%, 02/15/51(f)		195	188,538
VEON Holdings BV, 4.00%, 04/09/25(b)(f)		388	406,915

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Wireless Telecommunication Services (continued)
VICI Properties LP/VICI Note Co., Inc., 4.63%, 12/01/29(b)(f)	USD	422	$453,650
Vmed O2 UK Financing I PLC(g)
3.25%, 01/31/31	EUR	133	158,026
4.50%, 07/15/31	GBP	100	137,435
Vodafone Group PLC
4.25%, 09/17/50	USD	195	224,719
(5 year EUR Swap + 3.23%), 3.00%, 08/27/80(a)(g)	EUR	450	536,496
VTR Comunicaciones SpA, 5.13%, 01/15/28(b)	USD	178	187,990

			4,322,433

Total Corporate Bonds — 51.6% (Cost: $176,133,364)			173,718,937

Floating Rate Loan Interests(a)

Aerospace & Defense — 0.4%
TransDigm, Inc., 2020 Term Loan F, (1 mo. LIBOR + 2.25%), 2.33%, 12/09/25		1,321	1,304,729

Air Freight & Logistics — 1.0%
Kestrel Bidco, Inc., Term Loan B, (6 mo. LIBOR + 3.00%, 1.00% Floor), 4.00%, 12/11/26		2,571	2,506,640
XPO Logistics, Inc., 2018 Term Loan B, (1 mo. LIBOR + 1.75%), 1.83%, 02/24/25		809	804,710

			3,311,350

Airlines — 0.2%
Allegiant Travel Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%), 3.12%, 02/05/24		725	721,171

Building Materials — 0.6%
Cornerstone Building Brands, Inc., 2021 Term Loan B, (1 mo. LIBOR + 3.25%, 0.50% Floor), 3.75%, 04/12/28		1,955	1,948,119

Building Products — 0.0%
Advanced Drainage Systems, Inc., Term Loan B, (1 mo. LIBOR + 2.25%), 2.38%, 07/31/26		44	43,775
MI Windows And Doors LLC, 2020 Term Loan, (1 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/18/27		105	105,336

			149,111

Chemicals — 0.1%
SCIH Salt Holdings, Inc., 2021 Incremental Term Loan B, (3 mo. LIBOR + 4.00%, 0.75% Floor), 4.75%, 03/16/27		270	269,712

Commercial Services & Supplies(c) — 0.3%
Interface Security Systems LLC, Term Loan, (1.00% PIK), 7.12%, 08/07/23(h)		1,035	1,031,071
KAR Auction Services, Inc., 2019 Term Loan B6, (1 mo. LIBOR + 2.25%), 2.38%, 09/19/26		76	73,877

			1,104,948

Construction & Engineering — 0.5%
Summit Materials Companies I LLC, 2017 Term Loan B, (1 mo. LIBOR + 2.00%), 2.08%, 11/21/24		1,739	1,735,411

Diversified Financial Services — 8.5%
Colorado Plaza, Term Loan, (1 mo. LIBOR + 2.90%), 7.27%, 05/15/24(c)		4,118	3,870,588
Credito Real SAB de CV Sofom ENR, Term Loan B, (3 mo. LIBOR + 3.75%), 3.88%, 02/17/23(c)		112	104,832

Security	Par (000)		Value

Diversified Financial Services (continued)
LBM Acquisition LLC, Term Loan B, (3 mo. LIBOR + 3.75%, 0.75% Floor), 4.50%, 12/17/27	USD	103	$102,213
Luxembourg Life Fund, 2021 Term Loan, (3 mo. LIBOR + 9.25%), 9.38%, 04/01/23(c)		7,080	7,044,600
Opendoor GP II LLC, Term Loan, (Fixed + 10.00%), 10.00%, 01/23/26(c)		16,000	16,000,000
Spectacle Gary Holdings LLC
Delayed Draw Term Loan, (3 mo. LIBOR + 11.00%), 11.00%, 12/23/25		61	66,731
Term Loan B, (1 mo. LIBOR + 9.00%, 2.00% Floor), 11.00%, 12/23/25		848	920,888
White Cap Buyer LLC, Term Loan B, (1 mo. LIBOR + 4.00%, 0.50% Floor), 4.50%, 10/19/27		433	433,713

			28,543,565

Electric Utilities — 0.1%
Pacific Gas & Electric Co., 2020 Term Loan, (3 mo. LIBOR + 3.00%, 0.50% Floor), 3.50%, 06/23/25		333	326,860

Electrical Equipment — 0.4%
Gates Global LLC, 2021 Term Loan B3, (1 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 03/31/27		1,538	1,534,244

Equity Real Estate Investment Trusts (REITs) — 1.0%
Magnum Intermediate Holdings I LLC, 2nd Lien Term Loan, 13.00%, 10/26/21(c)(e)(j)		17,000	3,442,500

Health Care Providers & Services — 0.1%
Select Medical Corp., 2017 Term Loan B, (1 mo. LIBOR + 2.25%), 2.34%, 03/06/25		240	238,409

Hotels, Restaurants & Leisure — 2.0%
18 Fremont Street Acquisition LLC, Term Loan B, (PRIME + 7.00%), 10.25%, 08/09/25		1,793	1,824,540
Aimbridge Acquisition Co., Inc., 2019 Term Loan B, (1 mo. LIBOR + 3.75%), 3.83%, 02/02/26		404	397,048
Caesars Resort Collection LLC, 2020 Term Loan B1, (3 mo. LIBOR + 3.50%), 3.58%, 07/21/25		339	338,702
ECL Entertainment LLC, Term Loan, (1 mo. LIBOR + 7.50%, 0.75% Floor), 8.50%, 03/31/28(c)		271	277,425
Golden Nugget LLC, 2017 Incremental Term Loan B, (2 mo. LIBOR + 2.50%, 0.75% Floor), 3.25%, 10/04/23		515	512,643
Playtika Holding Corp., 2021 Term Loan, (1 mo. LIBOR + 2.75%), 2.83%, 03/13/28		497	496,108
Scientific Games International, Inc., 2018 Term Loan B5, (1 mo. LIBOR + 2.75%), 2.83%, 08/14/24		1,872	1,863,120
Stars Group Holdings BV, 2018 USD Incremental Term Loan, (3 mo. LIBOR + 2.25%), 3.63%, 07/21/26		966	962,008

			6,671,594

Industrial Conglomerates — 0.5%
Robertshaw US Holding Corp., 2018 1st Lien Term Loan, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 02/28/25		1,735	1,678,155

Media — 0.9%
Connect Finco Sarl, 2021 Term Loan B, (1 mo. LIBOR + 3.50%, 1.00% Floor), 4.50%, 12/11/26		836	836,720
CSC Holdings LLC, 2019 Term Loan B5, (1 mo. LIBOR + 2.50%), 2.58%, 04/15/27		414	408,434

9

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Media (continued)
Diamond Sports Group LLC, Term Loan, (1 mo. LIBOR + 3.25%), 3.34%, 08/24/26	USD	1,499	$930,663
Lamar Media Corp., 2020 Term Loan B, (1 mo. LIBOR + 1.50%), 1.58%, 02/05/27		58	57,447
PCI Gaming Authority, Term Loan, (1 mo. LIBOR + 2.50%), 2.58%, 05/29/26		710	706,793

			2,940,057

Oil, Gas & Consumable Fuels — 0.7%
Buckeye Partners LP, 2021 Term Loan B, (1 mo. LIBOR + 2.25%), 2.33%, 11/01/26		1,307	1,300,163
Citgo Holding, Inc., 2019 Term Loan B, (3 mo. LIBOR + 7.00%, 1.00% Floor), 8.00%, 08/01/23		980	966,280

			2,266,443

Pharmaceuticals — 0.7%
Bausch Health Cos., Inc., Term Loan B, (1 mo. LIBOR + 2.75%), 2.83%, 11/27/25		1,688	1,683,477
Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, (1 Week LIBOR + 2.00%), 2.07%, 11/15/27		801	787,394

			2,470,871

Road & Rail — 0.1%
Genesee & Wyoming, Inc., Term Loan, (3 mo. LIBOR + 2.00%), 2.13%, 12/30/26		400	397,275

Thrifts & Mortgage Finance — 0.8%
Caliber Home Loans, Inc., 2018 Revolver, 2.96%, 07/24/25(c)		2,636	2,629,659

Trading Companies & Distributors — 0.1%
Foundation Building Materials Holding Company LLC, 2021 Term Loan, (3 mo. LIBOR + 7.00%, 1.00% Floor), 3.75%, 02/03/28		66	65,790
The Enterprise Development Authority, Term Loan B, (1 mo. LIBOR + 4.25%), 5.00%, 02/18/28(c)		378	377,778

			443,568

Utilities — 0.1%
PLH Infrastructure Services, Inc., 2018 Term Loan, (3 mo. LIBOR + 6.00%), 6.19%, 08/07/23(c)		334	330,766

Total Floating Rate Loan Interests — 19.1% (Cost: $71,698,321)			64,458,517

Foreign Agency Obligations

Argentina — 0.1%
Argentine Republic Government International Bond, 3.50%, 07/09/41(f)(m)		907	330,601

Bahrain — 0.4%
Bahrain Government International Bond
7.00%, 01/26/26(g)		295	325,661
5.25%, 01/25/33(b)		200	189,750
CBB International Sukuk Co. 7 SPC, 6.88%, 10/05/25(f)(g)		844	962,160

			1,477,571

Colombia — 0.5%
Colombia Government International Bond 3.88%, 04/25/27(f)		773	801,408

Security	Par (000)		Value

Colombia (continued)
Colombia Government International Bond (continued)
3.13%, 04/15/31	USD	658	$615,148
4.13%, 05/15/51(f)		350	301,612

			1,718,168

Dominican Republic — 0.6%
Dominican Republic International Bond
5.95%, 01/25/27(f)(g)		494	554,515
4.50%, 01/30/30(b)(f)		571	579,315
4.88%, 09/23/32(b)		310	316,258
6.40%, 06/05/49(g)		518	548,530

			1,998,618

Egypt — 1.2%
Egypt Government International Bond
5.58%, 02/21/23(f)(g)		795	815,948
5.75%, 05/29/24(b)(f)		465	481,275
7.50%, 01/31/27(f)(g)		640	672,800
7.50%, 01/31/27(b)		350	367,937
6.38%, 04/11/31(b)	EUR	264	298,924
8.50%, 01/31/47(f)(g)	USD	1,394	1,334,755
7.50%, 02/16/61(b)		200	174,000

			4,145,639

Ghana — 0.3%
Ghana Government International Bond
6.38%, 02/11/27(g)		297	276,581
7.75%, 04/07/29(b)		367	348,650
8.63%, 04/07/34(b)(f)		515	486,675

			1,111,906

Guatemala — 0.1%
Guatemala Government Bond, 4.65%, 10/07/41(b)		200	194,916

Indonesia — 0.1%
Indonesia Government International Bond, 5.35%, 02/11/49(f)		315	405,917

Mexico — 0.1%
Mexico Government International Bond, 4.35%, 01/15/47(f)		230	230,331

Mongolia — 0.1%
Mongolia Government International Bond, 5.13%, 04/07/26(g)		200	209,522

Morocco — 0.2%
Morocco Government International Bond(b)
3.00%, 12/15/32(f)		564	535,095
4.00%, 12/15/50		215	195,919

			731,014

Oman — 0.2%
Oman Government International Bond(g)
6.50%, 03/08/47		300	288,525
6.75%, 01/17/48		300	295,744

			584,269

Pakistan — 0.2%
Pakistan Government International Bond, 7.38%, 04/08/31(g)		260	259,054
Pakistan Water & Power Development Authority, 7.50%, 06/04/31(g)		400	395,640

			654,694

S C H E D U L E O F I N V E S T M E N T S	10

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Panama — 0.1%
Panama Government International Bond, 4.50%, 04/16/50	USD	210	$228,021

Paraguay — 0.3%
Paraguay Government International Bond 4.70%, 03/27/27(g)		298	329,532
5.40%, 03/30/50(b)(f)		500	573,063
5.40%, 03/30/50(g)		200	229,225

			1,131,820

Peru — 0.1%
Peruvian Government International Bond, 3.30%, 03/11/41		240	232,680

Romania — 0.2%
Romanian Government International Bond 3.00%, 02/14/31(b)(f)		500	509,625
4.00%, 02/14/51(g)		230	228,534

			738,159

Saudi Arabia — 0.1%
Saudi Government International Bond, 3.75%, 01/21/55(g)		230	239,775

Sri Lanka — 0.2%
Sri Lanka Government International Bond(g) 6.85%, 03/14/24		200	127,038
6.35%, 06/28/24		400	255,075
7.85%, 03/14/29(f)		263	160,068

			542,181

Ukraine — 0.3%
Ukraine Government International Bond(g) 8.99%, 02/01/24(f)		447	492,147
7.75%, 09/01/24		250	270,437
7.75%, 09/01/25(f)		369	401,103

			1,163,687

Total Foreign Agency Obligations — 5.4% (Cost: $18,372,582)			18,069,489

		Shares

Investment Companies

Fixed Income Funds — 0.8%
iShares iBoxx $ High Yield Corporate Bond ETF(n)		30,000	2,624,700

Total Investment Companies — 0.8% (Cost: $2,390,729)			2,624,700

	Par (000)

Non-Agency Mortgage-Backed Securities

Collateralized Mortgage Obligations(a) — 1.8%
BCAP LLC Trust, Series 2012-RR3, Class 1A5, 6.44%, 12/26/37(b)	USD	1,463	1,349,414

Security	Par (000)			Value

Collateralized Mortgage Obligations (continued)
Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 06/25/69(b)	USD	2,043		$2,050,974
Seasoned Credit Risk Transfer Trust, Series 2018-1, Class BX, 4.27%, 05/25/57		4,407		2,528,604

				5,928,992

Commercial Mortgage-Backed Securities — 11.7%
Barclays Commercial Mortgage Trust, Series 2019-C3, Class D, 3.00%, 05/15/52(b)		1,629		1,562,224
BBCMS Trust, Series 2019-CLP, Class E, (1 mo. LIBOR US + 2.11%), 2.22%, 12/15/31(a)(b)		—	(d)	21
Benchmark Mortgage Trust(b)
Series 2018-B2, Class D, 2.70%, 02/15/51(a)		3,000		2,636,123
Series 2018-B3, Class D, 3.06%, 04/10/51(a)		2,500		2,334,744
Series 2019-B9, Class XD, 2.00%, 03/15/52(a)		11,550		1,495,854
Series 2020-B16, Class D, 2.50%, 02/15/53		129		112,390
BX Commercial Mortgage Trust(a)(b)
Series 2018-IND, Class H, (1 mo. LIBOR US + 3.00%), 3.08%, 11/15/35		1,400		1,404,924
Series 2020-BXLP, Class F, (1 mo. LIBOR US + 2.00%), 2.09%, 12/15/36		752		752,728
BX Trust, Series 2021-MFM1, Class G, (1 mo. LIBOR US + 3.90%), 3.99%, 01/15/34(a)(b)		205		205,064
CFK Trust, Series 2019-FAX, Class E, 4.64%, 01/15/39(a)(b)		2,000		2,122,360
Citigroup Commercial Mortgage Trust(a)(b)
Series 2016-P3, Class D, 2.80%, 04/15/49		500		412,138
Series 2019-PRM, Class F, 4.73%, 05/10/36		2,000		2,023,795
Cold Storage Trust, Series 2020-ICE5, Class F, (1 mo. LIBOR US + 3.49%), 3.58%, 11/15/37(a)(b)		265		266,728
CSAIL Commercial Mortgage Trust, Series 2019-C15, Class D, 3.00%, 03/15/52(b)		540		478,448
CSMC Trust, Series 2020-NET, Class E, 3.70%, 08/15/37(a)(b)		1,500		1,546,793
CSMC-FACT, Series 2020-FACT, Class F, (1 mo. LIBOR US + 6.16%), 6.25%, 10/15/37(a)(b)		700		715,872
DBGS Mortgage Trust, Series 2019-1735, Class F, 4.19%, 04/10/37(a)(b)		999		837,119
DBUBS Mortgage Trust, Series 2017-BRBK, Class F, 3.53%, 10/10/34(a)(b)		575		576,816
GS Mortgage Securities Trust, Series 2012-GCJ9, Class C, 4.45%, 11/10/45(a)(b)		982		1,009,751
HONO Mortgage Trust, Series 2021-LULU, Class F, (1 mo. LIBOR US + 4.40%), 4.50%, 10/15/36(a)(b)		310		310,000
JP Morgan Chase Commercial Mortgage Securities Trust(a)(b)
Series 2015-JP1, Class E, 4.23%, 01/15/49		1,031		891,048
Series 2020-MKST, Class E, (1 mo. LIBOR US + 2.25%), 2.34%, 12/15/36		217		211,864
JPMBB Commercial Mortgage Securities Trust, Series 2015-C33, Class D1, 4.11%, 12/15/48(a)(b)		857		843,707
JPMDB Commercial Mortgage Securities Trust, Series 2018-C8, Class XD, 1.50%, 06/15/51(a)(b)		11,427		945,830
LSTAR Commercial Mortgage Trust, Series 2016-4, Class C, 4.59%, 03/10/49(a)(b)		476		505,542
Morgan Stanley Capital I, Series 2017-HR2, Class D, 2.73%, 12/15/50		250		228,824
Morgan Stanley Capital I Trust(b)
Series 2017-H1, Class D, 2.55%, 06/15/50		1,000		842,927
Series 2018-H3, Class D, 3.00%, 07/15/51		1,000		928,655

11

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Commercial Mortgage-Backed Securities (continued)
Morgan Stanley Capital I Trust(b) (continued)
Series 2018-MP, Class E, 4.28%, 07/11/40(a)	USD	826	$764,906
Series 2018-SUN, Class F, (1 mo. LIBOR US + 2.55%), 2.64%, 07/15/35(a)		1,800	1,789,807
Series 2019-H7, Class D, 3.00%, 07/15/52		1,250	1,137,211
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class MCR1, (1 mo. LIBOR US + 2.35%), 2.44%, 06/15/35(a)(b)		1,705	1,684,444
One New York Plaza Trust, Series 2020-1NYP, Class D, (1 mo. LIBOR US + 2.75%), 2.84%, 01/15/26(a)(b)		100	100,750
UBS-Barclays Commercial Mortgage Trust, Series 2012- C3, Class D, 5.04%, 08/10/49(a)(b)		600	611,790
Velocity Commercial Capital Loan Trust(b)
Series 2018-1, Class M5, 6.26%, 04/25/48		286	291,999
Series 2018-1, Class M6, 7.26%, 04/25/48		389	399,161
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class D, 4.09%, 05/15/48(a)		750	728,622
Series 2017-C41, Class D, 2.60%, 11/15/50(a)(b)		967	794,841
Series 2018-C44, Class D, 3.00%, 05/15/51(b)		3,000	2,753,288
Series 2018-C45, Class D, 3.00%, 06/15/51(b)		2,100	1,832,858
Series 2020-SDAL, Class E, (1 mo. LIBOR US + 2.74%), 2.83%, 02/15/37(a)(b)		400	386,469

			39,478,435

Total Non-Agency Mortgage-Backed Securities — 13.5% (Cost: $43,122,978)			45,407,427

Preferred Securities

Capital Trusts — 7.0%

Automobiles — 0.2%
Volkswagen International Finance NV, 3.88%(a)(g)(i)	EUR	400	513,439

Banks(a) — 2.9%
ABN AMRO Bank NV, 4.75%(g)(i)		800	1,017,031
AIB Group PLC, 6.25%(g)(i)		600	774,241
Banco Davivienda SA, 6.65%(b)(i)	USD	200	212,412
Banco Mercantil del Norte SA, 6.75%(b)(i)		1,000	1,056,125
Bank of East Asia Ltd., 5.88%(g)(i)		250	258,437
BAWAG Group AG, 5.00%(g)(i)	EUR	400	495,195
BBVA Bancomer SA, 5.13%, 01/18/33(f)(g)	USD	400	415,500
Burgan Bank SAK, 5.75%(g)(i)		200	203,788
CaixaBank SA(g)(i)
6.00%	EUR	200	239,565
6.38%		400	500,329
6.75%		200	259,470
Cooperatieve Rabobank UA, 4.38%(g)(i)		400	514,302
Erste Group Bank AG, Series PERP, 4.25%(g)(i)		600	736,947
ING Groep NV, 5.75%(i)	USD	600	656,628
Intesa Sanpaolo SpA, 7.75%(g)(i)	EUR	500	705,998
Kasikornbank PCL, 5.28%(g)(i)	USD	490	512,754
KBC Group NV, 4.25%(g)(i)	EUR	600	734,487
Nanyang Commercial Bank Ltd., 5.00%(g)(i)	USD	200	201,938
Rizal Commercial Banking Corp., 6.50%(g)(i)		200	211,537
TMBThanachart Bank PCL, 4.90%(g)(i)		200	201,913

			9,908,597

Security	Par (000)		Value

Building Materials — 0.1%
Cemex SAB de CV, 5.13%(a)(b)(f)(i)	USD	345	$349,313

Chemicals(a)(g)(i) — 0.3%
Lenzing AG, 5.75%	EUR	500	622,613
Solvay SA, 2.50%		300	359,231

			981,844

Diversified Financial Services(a)(i) — 1.5%
Banco Santander SA(g)
4.38%		600	725,611
6.75%		400	476,174
Credit Suisse Group AG(b)(f)
6.38%	USD	800	878,000
6.25%		400	430,955
HSBC Holdings PLC, 6.00%		750	822,188
Societe Generale SA, 8.00%(b)		700	819,616
UniCredit SpA(g)
6.63%	EUR	200	245,860
7.50%		400	545,583
Woori Bank, 4.25%(g)	USD	200	207,850

			5,151,837

Diversified Telecommunication Services(a)(g)(i) — 0.2%
Telefonica Europe BV
4.38%	EUR	200	251,086
2.38%		500	563,213

			814,299

Electric Utilities — 0.2%
Iberdrola International BV, 1.83%(a)(g)(i)		500	580,623

Electronic Equipment, Instruments & Components — 0.0%
Belden, Inc., 4.13%, 10/15/26(g)		100	118,232

Health Care Providers & Services — 0.1%
BUPA Finance PLC, 4.00%(a)(g)(i)	GBP	230	304,937

Insurance(a)(i) — 0.2%
Allianz SE, 3.50%(b)(f)	USD	400	404,680
KDB Life Insurance Co. Ltd., 7.50%(g)		300	302,213

			706,893

Media — 0.1%
SES SA, 2.88%(a)(g)(i)	EUR	250	294,937

Oil, Gas & Consumable Fuels(a)(g)(i) — 0.3%
Abertis Infraestructuras Finance BV, 3.25%		100	118,804
BP Capital Markets PLC, 3.25%		100	123,612
Eni SpA, Series NC9, 2.75%		450	527,518
Repsol International Finance BV, 4.25%		200	253,702

			1,023,636

Real Estate Management & Development(a)(g)(i) — 0.2%
ATF Netherlands BV, 3.75%		200	240,358
NWD Finance BVI Ltd., 4.13%	USD	478	472,025

			712,383

S C H E D U L E O F I N V E S T M E N T S	12

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO) (Percentages shown are based on Net Assets)

Security	Par (000)		Value

Tobacco(a)(g)(i) — 0.2%
British American Tobacco PLC
Series 5.25, 3.00%	EUR	260	$298,535
Series NC8, 3.75%		230	264,689

			563,224

Utilities(a)(g)(i) — 0.3%
Electricite de France SA
5.38%		300	387,033
3.00%		400	481,480

			868,513

Wireless Telecommunication Services(a) — 0.2%
Vodafone Group PLC
4.13%, 06/04/81	USD	700	708,778
4.20%, 10/03/78(g)	EUR	100	130,894

			839,672

Total Capital Trusts — 7.0%			23,732,379

		Shares

Preferred Stocks — 0.1%

Wireless Telecommunication Services — 0.1%
Cash Mandatory Exchangeable Trust, 5.25%, 06/01/23(b)		295	333,577

Total Preferred Securities — 7.1% (Cost: $23,356,364)			24,065,956

		Par (000)

U.S. Government Sponsored Agency Securities

Collateralized Mortgage Obligations — 0.6%
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2018-DNA1, Class B1, (1 mo. LIBOR US + 3.15%), 3.24%, 07/25/30(a)	USD	2,000	2,039,796

Commercial Mortgage-Backed Securities — 0.5%
FREMF Mortgage Trust, Series 2017-KGX1, Class BFX, 3.71%, 10/25/27(a)(b)		1,500	1,574,145

Total U.S. Government Sponsored Agency Securities — 1.1% (Cost: $3,385,608)			3,613,941

Total Long-Term Investments — 116.6% (Cost: $400,212,834)			392,724,112

Security	Shares	Value

Short-Term Securities

Money Market Funds — 8.0%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%(n)(o)	27,110,295	$ 27,110,295

Total Short-Term Securities — 8.0% (Cost: $27,110,295)		27,110,295

Options Purchased — 0.1% (Cost: $984,401)		203,971

Total Investments Before Options Written — 124.7% (Cost: $428,307,530)		420,038,378

Options Written — (0.0)% (Premiums Received: $(373,855))		(150,966)

Total Investments, Net of Options Written — 124.7% (Cost: $427,933,675)		419,887,412

Liabilities in Excess of Other Assets — (24.7)%		(83,186,587)

Net Assets — 100.0%		$ 336,700,825

(a)

Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Rounds to less than 1,000.
(e)	Non-income producing security.
(f)	All or a portion of the security has been pledged as collateral in connection with outstanding reverse repurchase agreements.
(g)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(h)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(i)	Perpetual security with no stated maturity date.
(j)	Issuer filed for bankruptcy and/or is in default.
(k)	Zero-coupon bond.
(l)	When-issued security.
(m)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(n)	Affiliate of the Trust.
(o)	Annualized 7-day yield as of period end.

For Trust compliance purposes, the Trust’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

13

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Affiliates

Investments in issuers considered to be affiliate(s) of the Trust during the period ended September 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/21	Shares Held at 09/30/21	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund	$8,448,432	$18,661,863	(a)	$—	$—	$—	$27,110,295	27,110,295	$976	$—
iShares iBoxx $High Yield Corporate Bond ETF	2,619,000	—		—	—	5,700	2,624,700	30,000	70,589	—

					$—	$5,700	$29,734,995		$71,565	$—

(a)	Represents net amount purchased (sold).

Reverse Repurchase Agreements

	Interest		Trade	Maturity			Face Value Including	Type of Non-Cash Underlying	Remaining Contractual Maturity
Counterparty	Rate		Date	Date	(a)	Face Value	Accrued Interest	Collateral	of the Agreements	(a)

BNP Paribas S.A.	0.55	%(b)	06/02/21	Open		$715,650	$ 717,016	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		1,174,437	1,176,679	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		447,120	447,973	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		801,000	802,529	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		516,062	517,047	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		1,847,625	1,851,151	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/02/21	Open		404,225	404,996	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/02/21	Open		488,962	490,022	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		134,710	134,977	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		532,800	533,857	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		563,934	565,053	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		446,200	447,085	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		409,594	410,406	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		122,786	123,030	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		196,613	197,002	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		284,250	284,814	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		194,670	195,056	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.60	(b)	06/03/21	Open		460,000	460,912	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.62	(b)	06/03/21	Open		579,600	580,788	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.62	(b)	06/03/21	Open		189,250	189,638	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		378,500	379,288	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		207,625	208,057	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		139,500	139,791	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		140,230	140,522	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		150,811	151,125	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		183,544	183,926	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.63	(b)	06/03/21	Open		378,000	378,787	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/04/21	Open		610,187	610,777	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.30	(b)	06/04/21	Open		353,031	353,373	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		612,971	614,058	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		351,025	351,647	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		356,000	356,631	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		980,690	982,473	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	06/04/21	Open		1,313,276	1,315,664	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	06/04/21	Open		275,415	275,992	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.45	(b)	06/07/21	Open		60,173	60,260	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		113,288	113,395	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/08/21	Open		525,135	525,634	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		526,199	526,949	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/08/21	Open		355,000	355,506	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.30	(b)	06/08/21	Open		344,138	344,464	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/09/21	Open		1,228,080	1,229,236	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.35	(b)	06/09/21	Open		284,813	285,125	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		636,000	636,799	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	06/09/21	Open		1,002,627	1,003,886	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	14

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.40	%(b)	06/09/21	Open	$408,649	$409,162	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.45	(b)	06/09/21	Open	419,150	419,742	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	722,456	723,590	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	06/09/21	Open	188,750	189,046	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open	174,500	174,801	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/09/21	Open	840,835	842,287	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/11/21	Open	440,006	440,406	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	06/22/21	Open	275,204	275,435	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open	687,918	688,896	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	06/29/21	Open	339,653	340,136	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.15	)(b)	07/16/21	Open	117,250	117,214	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.00	(b)	07/16/21	Open	451,566	451,566	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.20	(b)	07/16/21	Open	187,250	187,327	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	174,281	174,389	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	364,000	364,224	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	179,156	179,267	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	175,744	175,852	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	192,319	192,437	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	178,913	179,023	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	280,219	280,392	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	184,275	184,389	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	207,919	208,047	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	195,731	195,852	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	247,650	247,803	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	176,231	176,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	182,813	182,925	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	181,106	181,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	181,106	181,218	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	178,913	179,023	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	190,125	190,242	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/16/21	Open	206,213	206,340	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open	1,057,748	1,058,618	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open	355,020	355,312	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/16/21	Open	208,228	208,399	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	970,430	971,427	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	260,775	261,043	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	199,125	199,330	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	305,600	305,914	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	446,875	447,334	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	241,764	242,012	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	558,750	559,324	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	622,170	622,809	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	390,947	391,349	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	246,600	246,853	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	622,134	622,773	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	1,334,305	1,335,676	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	326,375	326,710	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	421,147	421,580	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	97,631	97,732	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	1,221,964	1,223,220	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	711,810	712,542	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	890,000	890,915	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	1,166,734	1,167,933	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	889,045	889,959	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	361,000	361,371	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	672,004	672,694	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/16/21	Open	279,500	279,787	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/16/21	Open	1,197,709	1,199,186	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.60	(b)	07/16/21	Open	482,727	483,323	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	1,275,510	1,277,214	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	404,451	404,991	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	513,125	513,811	Foreign Agency Obligations	Open/Demand

15

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

Counterparty	Interest Rate		Trade Date	Maturity Date(a)	Face Value	Face Value Including Accrued Interest	Type of Non-Cash Underlying Collateral	Remaining Contractual Maturity of the Agreements(a)

Barclays Capital, Inc.	0.65	%(b)	07/16/21	Open	$863,750	$864,904	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	161,750	161,966	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	165,500	165,721	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	485,355	486,004	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	137,418	137,601	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.65	(b)	07/16/21	Open	157,250	157,460	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open	609,705	610,332	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open	744,012	744,777	Foreign Agency Obligations	Open/Demand
BNP Paribas S.A.	0.50	(b)	07/16/21	Open	843,561	844,428	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.53	(b)	07/16/21	Open	1,209,000	1,210,317	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.55	(b)	07/16/21	Open	688,515	689,293	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.59	(b)	07/16/21	Open	256,800	257,111	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.65	(b)	07/16/21	Open	1,153,075	1,154,616	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/16/21	Open	497,812	498,508	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/16/21	Open	2,220,784	2,223,888	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/16/21	Open	1,147,500	1,149,104	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.68	(b)	07/16/21	Open	409,867	410,440	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.75	(b)	07/16/21	Open	483,125	483,870	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.35	(b)	07/16/21	Open	479,400	479,745	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	332,894	333,202	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	284,035	284,298	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	678,750	679,378	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	426,312	426,707	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	290,000	290,268	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	373,744	374,089	Foreign Agency Obligations	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/16/21	Open	403,569	403,943	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.25	(b)	07/16/21	Open	524,510	524,780	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	23,018	23,036	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	640,312	640,839	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	237,353	237,548	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	995,819	996,638	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	423,225	423,573	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	59,938	59,987	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	895,440	896,176	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	406,000	406,334	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	669,120	669,670	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	38,468	38,499	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	1,166,182	1,167,141	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	38,985	39,017	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	123,420	123,522	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	1,143,187	1,144,127	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	419,840	420,185	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	293,125	293,366	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	441,244	441,607	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	596,552	597,043	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	852,244	852,945	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	587,152	587,635	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	616,230	616,737	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	164,250	164,385	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	193,008	193,166	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	57,750	57,798	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	1,048,162	1,049,024	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	552,335	552,789	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	1,179,620	1,180,590	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	161,989	162,122	Corporate Bonds	Open/Demand
RBC Capital Markets LLC	0.40	(b)	07/16/21	Open	38,808	38,839	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	(0.25	)(b)	07/19/21	Open	177,500	177,410	Corporate Bonds	Open/Demand
Credit Suisse Securities (USA) LLC	0.45	(b)	07/19/21	Open	244,185	244,408	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.15	(b)	07/21/21	Open	340,500	340,602	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open	551,729	552,060	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open	444,831	445,098	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open	514,322	514,631	Corporate Bonds	Open/Demand

S C H E D U L E O F I N V E S T M E N T S	16

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Reverse Repurchase Agreements (continued)

	Interest		Trade	Maturity			Face Value Including	Type of Non-Cash Underlying	Remaining Contractual Maturity
Counterparty	Rate		Date	Date	(a)	Face Value	Accrued Interest	Collateral	of the Agreements(a	)

Barclays Capital, Inc.	0.30	%(b)	07/21/21	Open		$435,751	$436,013	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open		312,500	312,688	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open		300,825	301,006	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.30	(b)	07/21/21	Open		505,485	505,788	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.40	(b)	07/21/21	Open		269,077	269,292	Foreign Agency Obligations	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/21/21	Open		495,015	495,510	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	07/21/21	Open		1,303,860	1,305,164	Corporate Bonds	Open/Demand
BNP Paribas S.A.	0.45	(b)	07/21/21	Open		317,603	317,888	Capital Trusts	Open/Demand
Barclays Capital, Inc.	0.25	(b)	07/28/21	Open		910,692	911,096	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.55	(b)	09/06/21	Open		334,002	334,578	Corporate Bonds	Open/Demand
Barclays Capital, Inc.	0.50	(b)	09/23/21	Open		1,044,890	1,044,992	Corporate Bonds	Open/Demand

						$88,270,386	$88,372,438

(a)	Certain agreements have no stated maturity and can be terminated by either party at any time.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
10-Year U.S. Treasury Note	127	12/21/21	$16,728	$(163,406)
5-Year U.S. Treasury Note	166	12/31/21	20,384	(127,728)

				(291,134)

Short Contracts
Euro BOBL	2	12/08/21	313	2,060
Euro Bund	1	12/08/21	197	3,358
10-Year U.S. Ultra Long Treasury Note	234	12/21/21	34,036	533,938
U.S. Long Bond	1	12/21/21	160	2,883
Ultra U.S. Treasury Bond	9	12/21/21	1,724	1,959
2-Year U.S. Treasury Note	193	12/31/21	42,475	13,459

				557,657

				$266,523

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

USD	312,438	EUR	264,000	The Bank of New York Mellon	10/20/21	$6,543
USD	1,773,569	AUD	2,424,000	Morgan Stanley & Co. International PLC	12/02/21	20,729
USD	157,289	CAD	198,000	Bank of America N.A.	12/15/21	967
USD	7,081,689	EUR	5,978,500	BNP Paribas SA	12/15/21	146,244
USD	24,881,482	EUR	21,008,058	Deutsche Bank AG	12/15/21	510,783
USD	7,086,806	EUR	5,978,500	HSBC Bank PLC	12/15/21	151,362
USD	475,596	EUR	405,000	The Bank of New York Mellon	12/15/21	5,770
USD	301,877	GBP	221,000	Citibank N.A.	12/15/21	4,072
USD	1,890,483	GBP	1,372,073	Morgan Stanley & Co. International PLC	12/15/21	41,563
USD	27,698	GBP	20,000	State Street Bank and Trust Co.	12/15/21	747

						888,780

17

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	8,466,060	USD	10,025,339	Morgan Stanley & Co. International PLC	12/15/21	$(204,165)
USD	135,744	GBP	101,000	Bank of America N.A.	12/15/21	(357)

						(204,522)

						$684,258

Exchange-Traded Options Purchased

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	145	11/19/21	USD	452.00	USD	6,223	$26,390
SPDR S&P 500 ETF Trust	130	12/17/21	USD	455.00	USD	5,579	36,660
SPDR S&P 500 ETF Trust	60	12/17/21	USD	450.00	USD	2,575	30,540

							93,590

Put
iShares iBoxx $ High Yield Corporate Bond ETF	5,845	10/15/21	USD	82.00	USD	51,138	23,380
iShares iBoxx $ High Yield Corporate Bond ETF	750	11/19/21	USD	86.00	USD	6,562	47,250
iShares iBoxx $ High Yield Corporate Bond ETF	450	12/17/21	USD	85.00	USD	3,937	36,450

							107,080

							$200,670

OTC Interest Rate Swaptions Purchased

Description	Paid by the Trust		Received by the Trust		Counterparty	Expiration Date	Exercise Rate	Notional Amount (000)	Value
	Rate	Frequency	Rate	Frequency

Call
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.40%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.40%	USD 703	$3,301

Exchange-Traded Options Written

Description	Number of Contracts	Expiration Date	Exercise Price		Notional Amount (000)		Value

Call
SPDR S&P 500 ETF Trust	60	12/17/21	USD	465.00	USD	2,575	$(7,860)

Put
iShares iBoxx $ High Yield Corporate Bond ETF	5,845	10/15/21	USD	75.00	USD	51,138	(17,535)
iShares iBoxx $ High Yield Corporate Bond ETF	750	11/19/21	USD	83.00	USD	6,562	(21,000)
10-Year U.S. Treasury Note Future	55	11/26/21	USD	131.00	USD	7,245	(35,234)
iShares iBoxx $ High Yield Corporate Bond ETF	450	12/17/21	USD	82.00	USD	3,937	(20,025)

							(93,794)

							$(101,654)

S C H E D U L E O F I N V E S T M E N T S	18

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Interest Rate Swaptions Written

	Paid by the Trust		Received by the Trust			Expiration	Exercise	Notional
Description	Rate	Frequency	Rate	Frequency	Counterparty	Date	Rate	Amount (000)		Value

Put
10-Year Interest Rate Swap, 11/28/31	3-Month LIBOR, 0.13%	Quarterly	1.85%	Semi-Annual	Morgan Stanley & Co. International PLC	11/26/21	1.85%	USD	2,374	$(6,669)
30-Year Interest Rate Swap, 12/17/51	3-Month LIBOR, 0.13%	Quarterly	1.90%	Semi-Annual	Morgan Stanley & Co. International PLC	12/15/21	1.90	USD	703	(18,258)
30-Year Interest Rate Swap, 12/19/51	3-Month LIBOR, 0.13%	Quarterly	1.97%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.97	USD	702	(14,112)
5-Year Interest Rate Swap, 12/19/26	3-Month LIBOR, 0.13%	Quarterly	1.31%	Semi-Annual	Morgan Stanley & Co. International PLC	12/17/21	1.31	USD	3,556	(10,273)

										$(49,312)

Centrally Cleared Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Termination Date	Credit Rating	(a)	Notional Amount (000)	(b)	Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

CDX.NA.HY.30.V14	5.00%	Quarterly	06/20/23	CC-		USD 10,875		$638,846	$288,887	$349,959
CDX.NA.HY.32.V12	5.00	Quarterly	06/20/24	CC		USD 9,025		735,638	320,588	415,050
CDX.NA.HY.34.V9	5.00	Quarterly	06/20/25	CCC-		USD 13,892		1,241,742	(40,788)	1,282,530

								$2,616,226	$568,687	$2,047,539

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Centrally Cleared Interest Rate Swaps

Paid by the Trust		Received by the Trust		Effective Date	Termination Date	Notional Amount (000)			Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency					Value
0.52%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	06/21/24	USD	5,000	$1,023	$54	$969
1.54%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	05/28/31	USD	230	(1,329)	4	(1,333)
1.97%	Semi-Annual	3-Month LIBOR, 0.13%	Quarterly	N/A	05/28/51	USD	110	(3,904)	3	(3,907)

								$(4,210)	$61	$(4,271)

OTC Credit Default Swaps — Buy Protection

Reference Obligations/Index	Financing Rate Paid by the Trust	Payment Frequency	Counterparty	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)

Broadcom, Inc.	1.00%	Quarterly	JPMorgan Chase Bank N.A.	12/20/24	USD	70	$(1,366)	$1,408	$(2,774)

19

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

OTC Credit Default Swaps — Sell Protection

Reference Obligation/Index	Financing Rate Received by the Trust	Payment Frequency	Counterparty	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Broadcom, Inc.	1.00%	Quarterly	Citibank N.A.	06/20/24	BBB-	USD	790	$14,260	$(33,502)	$47,762
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	654	(44,145)	(68,877)	24,732
Trust Fibrauno	1.00	Quarterly	Citibank N.A.	06/20/26	N/R	USD	183	(12,352)	(19,310)	6,958
CMBX.NA.9.BBB-	3.00	Monthly	Deutsche Bank AG	09/17/58	N/R	USD	10,000	(767,819)	(1,225,061)	457,242
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	10,000	(767,820)	(1,067,705)	299,885
CMBX.NA.9.BBB-	3.00	Monthly	Morgan Stanley & Co. International PLC	09/17/58	N/R	USD	15,000	(1,151,729)	(1,071,966)	(79,763)

								$(2,729,605)	$(3,486,421)	$756,816

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Trust may pay should a negative credit event take place as defined under the terms of the agreement.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Trust’s financial instruments categorized in the fair value hierarchy. The breakdown of the Trust’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Asset-Backed Securities	$—	$58,264,966	$295,062	$58,560,028
Common Stocks
Diversified Financial Services	—	—	—	—
Energy Equipment & Services	—	6,224	—	6,224
Equity Real Estate Investment Trusts (REITs)	44,840	—	—	44,840
Hotels, Restaurants & Leisure	385,682	—	—	385,682
Oil & Gas Exploration & Production	—	790,357	—	790,357
Oil, Gas & Consumable Fuels	978,014	—	—	978,014
Corporate Bonds	—	169,807,772	3,911,165	173,718,937
Floating Rate Loan Interests	—	29,275,421	35,183,096	64,458,517
Foreign Agency Obligations	—	18,069,489	—	18,069,489
Investment Companies	2,624,700	—	—	2,624,700
Non-Agency Mortgage-Backed Securities	—	45,407,427	—	45,407,427

S C H E D U L E O F I N V E S T M E N T S	20

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Preferred Securities
Capital Trusts	$—	$23,732,379	$—	$23,732,379
Preferred Stocks	—	333,577	—	333,577
U.S. Government Sponsored Agency Securities	—	3,613,941	—	3,613,941
Short-Term Securities
Money Market Funds	27,110,295	—	—	27,110,295
Options Purchased
Equity Contracts	200,670	—	—	200,670
Interest Rate Contracts	—	3,301	—	3,301

	$31,344,201	$349,304,854	$39,389,323	$420,038,378

Derivative Financial Instruments(a)
Assets
Credit Contracts	$—	$2,884,118	$—	$2,884,118
Foreign Currency Exchange Contracts	—	888,780	—	888,780
Interest Rate Contracts	557,657	969	—	558,626
Liabilities
Credit Contracts	—	(82,537)	—	(82,537)
Equity Contracts	(66,420)	—	—	(66,420)
Foreign Currency Exchange Contracts	—	(204,522)	—	(204,522)
Interest Rate Contracts	(326,368)	(54,552)	—	(380,920)

	$164,869	$3,432,256	$—	$3,597,125

(a)

Derivative financial instruments are swaps, futures contracts, forward foreign currency exchange contracts and options written. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument and options written are shown at value.

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount or face value, including accrued interest, for financial statement purposes. As of period end, reverse repurchase agreements of $88,372,438 are categorized as Level 2 within the fair value hierarchy.

A reconciliation of Level 3 financial instruments is presented when the Trust had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

	Asset-Backed Securities	Common Stocks	Corporate Bonds	Floating Rate Loan Interests	Total

Assets
Opening balance, as of December 31, 2020	$1,518,013	$15,533	$1,372,033	$84,632,800	$87,538,379
Transfers into Level 3	—	—	—	316,712	316,712
Transfers out of Level 3	—	(15,533)	—	—	(15,533)
Other(a)	(565,667)	—	565,667	—	—
Accrued discounts/premiums	—	—	13,345	19,083	32,428
Net realized gain (loss)	4,316	—	741	2,407,920	2,412,977
Net change in unrealized appreciation (depreciation)(b)	(161,599)	(110,000)	220,813	(862,479)	(913,265)
Purchases	—	110,000	1,861,861	19,665,426	21,637,287
Sales	(500,001)	—	(123,295)	(70,996,366)	(71,619,662)

Closing balance, as of September 30, 2021	$295,062	$—	$3,911,165	$35,183,096	$39,389,323

Net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021(b)	$(163,533)	$(110,000)	$220,813	$300,198	$247,478

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Corporate Bonds
(b)

Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at September 30, 2021 is generally due to investments no longer held or categorized as Level 3 at period end.

The following table summarizes the valuation approaches used and unobservable inputs utilized by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) to determine the value of certain of the Trust’s Level 3 financial instruments as of period end. The table does not include Level 3 financial instruments

21

Schedule of Investments (unaudited) (continued) September 30, 2021	BlackRock Multi-Sector Opportunities Trust (MSO)

with values based upon unadjusted third-party pricing information in the amount of $23,959,987. A significant change in third party information could result in a significantly lower or higher value of such Level 3 financial instruments.

		Valuation	Unobservable	Range of Unobservable Inputs		Weighted Average of Unobservable Inputs Based

	Value	Approach	Inputs	Utilized	(a)	on Fair Value

Assets
Corporate Bonds	$3,911,165	Income	Discount Rate	4% - 10%		8%
		Market	EBITDA Multiple	6.25x		—
			Recent Transactions	$72.23 - $ 110.37		$ 75.77

Floating Rate Loan Interests	11,518,171	Income	Discount Rate	10% - 15%		11%
		Market	Estimated Recovery Value	—		—

$15,429,336

(a)	A significant change in unobservable input would have resulted in a correlated (inverse) significant change to value.

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

USD	United States Dollar

Portfolio Abbreviation

CLO	Collateralized Loan Obligation

CMT	Constant Maturity Treasury

CR	Custodian Receipt

ETF	Exchange-Traded Fund

EURIBOR	Euro Interbank Offered Rate

FREMF	Freddie Mac Multifamily Securities

LIBOR	London Interbank Offered Rate

PCL	Public Company Limited

PIK	Payment-in-Kind

S&P	Standard & Poor’s

SAB	Special Assessment Bonds

SOFR	Secured Overnight Financing Rate

SPDR	Standard & Poor’s Depository Receipt

S C H E D U L E O F I N V E S T M E N T S	22